Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000050458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class A
Trading Symbol	GADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	EDGE Composite Index	Bloomberg U.S. Aggregate Bond Index	Prior EDGE Composite Index	MSCI ACWI IMI	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
9/1/14	$10,000	$9,450	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/15	$9,518	$8,995	$9,697	$10,156	$9,466	$9,390	$10,190	$9,641
8/16	$10,121	$9,565	$10,373	$10,762	$10,156	$10,082	$10,507	$10,348
8/17	$11,361	$10,736	$11,955	$10,815	$11,714	$11,804	$10,510	$12,111
8/18	$12,377	$11,696	$13,289	$10,701	$12,940	$13,197	$10,373	$13,636
8/19	$12,157	$11,488	$13,341	$11,790	$12,920	$13,008	$11,151	$13,559
8/20	$12,975	$12,261	$15,279	$12,553	$14,878	$15,017	$11,763	$15,563
8/21	$16,302	$15,405	$19,411	$12,543	$18,873	$19,538	$11,680	$20,296
8/22	$14,735	$13,925	$16,779	$11,098	$15,910	$16,365	$10,796	$17,390
8/23	$16,480	$15,573	$18,809	$10,966	$17,794	$18,547	$10,778	$19,736
8/24	$19,509	$18,436	$22,772	$11,766	$21,538	$22,742	$11,452	$24,230

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	18.38%	9.91%	6.90%
Class A Including sale charges	11.83%	8.67%	6.30%
EDGE Composite Index	21.07%	11.28%	8.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.25%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.36%
Prior EDGE Composite Index	21.04%	10.75%	7.97%
MSCI ACWI IMI	22.62%	11.81%	8.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

AssetsNet	$ 446,101,199
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 590,710
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$446,101,199
# of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$590,710

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Institutional
Trading Symbol	GIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	EDGE Composite Index	Bloomberg U.S. Aggregate Bond Index	Prior EDGE Composite Index	MSCI ACWI IMI	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
9/1/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/15	$957,100	$969,700	$1,015,600	$946,600	$939,000	$939,000	$964,100
8/16	$1,021,130	$1,037,288	$1,076,231	$1,015,607	$1,008,204	$1,008,204	$1,034,769
8/17	$1,150,405	$1,195,475	$1,081,505	$1,171,401	$1,180,406	$1,180,406	$1,211,093
8/18	$1,259,118	$1,328,889	$1,070,149	$1,294,047	$1,319,693	$1,037,343	$1,363,570
8/19	$1,240,735	$1,334,072	$1,178,983	$1,291,977	$1,300,822	$1,115,144	$1,355,934
8/20	$1,329,944	$1,527,913	$1,255,263	$1,487,840	$1,501,669	$1,176,254	$1,556,341
8/21	$1,676,394	$1,941,060	$1,254,259	$1,887,325	$1,953,821	$1,168,020	$2,029,624
8/22	$1,520,155	$1,677,853	$1,109,769	$1,591,015	$1,636,521	$1,079,601	$1,738,982
8/23	$1,706,221	$1,880,873	$1,096,562	$1,779,391	$1,854,669	$1,077,765	$1,973,570
8/24	$2,025,967	$2,277,173	$1,176,611	$2,153,775	$2,274,323	$1,145,234	$2,422,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	18.74%	10.29%	7.31%
EDGE Composite Index	21.07%	11.28%	8.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.25%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.36%
Prior EDGE Composite Index	21.04%	10.75%	7.97%
MSCI ACWI IMI	22.62%	11.81%	8.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

AssetsNet	$ 446,101,199
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 590,710
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$446,101,199
# of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$590,710

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class R6
Trading Symbol	GRGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	EDGE Composite Index	Bloomberg U.S. Aggregate Bond Index	Prior EDGE Composite Index	MSCI ACWI IMI	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
12/29/17	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/18	$10,339	$10,378	$9,904	$10,308	$10,353	$9,970	$10,423
8/19	$10,180	$10,418	$10,911	$10,292	$10,205	$10,718	$10,365
8/20	$10,923	$11,932	$11,617	$11,852	$11,781	$11,305	$11,897
8/21	$13,766	$15,159	$11,608	$15,034	$15,328	$11,226	$15,514
8/22	$12,493	$13,103	$10,271	$12,674	$12,839	$10,376	$13,293
8/23	$14,017	$14,689	$10,148	$14,174	$14,550	$10,359	$15,086
8/24	$16,641	$17,784	$10,889	$17,156	$17,841	$11,007	$18,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	18.72%	10.32%	7.92%
EDGE Composite Index	21.07%	11.28%	9.00%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.67%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.45%
Prior EDGE Composite Index	21.04%	10.75%	8.42%
MSCI ACWI IMI	22.62%	11.81%	9.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.28%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 446,101,199
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 590,710
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$446,101,199
# of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$590,710

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201703
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class P
Trading Symbol	GAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	EDGE Composite Index	Bloomberg U.S. Aggregate Bond Index	Prior EDGE Composite Index	MSCI ACWI IMI	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
4/17/18	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/18	$10,280	$10,309	$10,061	$10,208	$10,224	$11,342	$10,335
8/19	$10,131	$10,349	$11,084	$10,192	$10,078	$10,483	$10,277
8/20	$10,862	$11,853	$11,801	$11,737	$11,634	$10,466	$11,796
8/21	$13,692	$15,058	$11,792	$14,888	$15,137	$11,121	$15,383
8/22	$12,424	$13,016	$10,433	$12,551	$12,679	$10,000	$13,180
8/23	$13,940	$14,591	$10,309	$14,037	$14,369	$10,073	$14,958
8/24	$16,551	$17,665	$11,062	$16,990	$17,619	$11,120	$18,364

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	18.73%	10.30%	8.22%
EDGE Composite Index	21.07%	11.28%	9.33%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	10.00%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.68%
Prior EDGE Composite Index	21.04%	10.75%	8.67%
MSCI ACWI IMI	22.62%	11.81%	9.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.59%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 446,101,199
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 590,710
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$446,101,199
# of Portfolio Holdings	20
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$590,710

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class A
Trading Symbol	TAGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	TAG Composite Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI IMI	Prior TAG Composite Index	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
9/1/14	$10,000	$9,450	$10,000	$10,000	$10,000	$10,000	$10,796	$10,000
8/15	$9,561	$9,035	$9,697	$10,156	$9,390	$9,466	$10,778	$9,641
8/16	$10,029	$9,478	$10,373	$10,762	$10,082	$10,156	$11,452	$10,348
8/17	$11,557	$10,921	$11,955	$10,815	$11,804	$11,714	$11,549	$12,111
8/18	$13,037	$12,320	$13,289	$10,701	$13,197	$12,940	$10,190	$13,636
8/19	$12,391	$11,709	$13,341	$11,790	$13,008	$12,920	$10,507	$13,559
8/20	$13,912	$13,147	$15,279	$12,553	$15,017	$14,878	$10,510	$15,563
8/21	$17,848	$16,867	$19,411	$12,543	$19,538	$18,873	$10,373	$20,296
8/22	$15,601	$14,743	$16,779	$11,098	$16,365	$15,910	$11,151	$17,390
8/23	$17,487	$16,525	$18,809	$10,966	$18,547	$17,794	$11,763	$19,736
8/24	$21,543	$20,358	$22,772	$11,766	$22,742	$21,538	$11,453	$24,230

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.19%	11.68%	7.97%
Class A Including sale charges	16.41%	10.42%	7.36%
TAG Composite Index	21.07%	11.28%	8.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.25%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.36%
Prior TAG Composite Index	21.04%	10.75%	7.97%
MSCI ACWI IMI	22.62%	11.81%	8.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

AssetsNet	$ 4,480,881,997
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,484,694
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,480,881,997
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$5,484,694

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	89.5%
Investment Company	7.8%
Exchange-Traded Funds	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Institutional
Trading Symbol	TIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	TAG Composite Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI IMI	Prior TAG Composite Index	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
9/1/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/15	$960,400	$969,700	$1,015,600	$939,000	$946,600	$1,019,000	$964,100
8/16	$1,010,725	$1,037,288	$1,076,231	$1,008,204	$1,015,607	$1,050,691	$1,034,769
8/17	$1,169,813	$1,195,475	$1,081,505	$1,180,406	$1,171,401	$1,051,006	$1,211,093
8/18	$1,325,632	$1,328,889	$1,070,149	$1,319,693	$1,294,047	$1,037,343	$1,363,570
8/19	$1,264,521	$1,334,072	$1,178,983	$1,300,822	$1,291,977	$1,115,144	$1,355,934
8/20	$1,424,356	$1,527,913	$1,255,263	$1,501,669	$1,487,840	$1,176,254	$1,556,341
8/21	$1,834,713	$1,941,060	$1,254,259	$1,953,821	$1,887,325	$1,168,020	$2,029,624
8/22	$1,608,860	$1,677,853	$1,109,769	$1,636,521	$1,591,015	$1,079,601	$1,738,982
8/23	$1,810,128	$1,880,873	$1,096,562	$1,854,669	$1,779,391	$1,077,765	$1,973,570
8/24	$2,238,404	$2,277,173	$1,176,611	$2,274,195	$2,153,775	$1,145,234	$2,422,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	23.66%	12.09%	8.38%
TAG Composite Index	21.07%	11.28%	8.57%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.25%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.36%
Prior TAG Composite Index	21.04%	10.75%	7.97%
MSCI ACWI IMI	22.62%	11.81%	8.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

AssetsNet	$ 4,480,881,997
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,484,694
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,480,881,997
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$5,484,694

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	89.5%
Investment Company	7.8%
Exchange-Traded Funds	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196982
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class R6
Trading Symbol	TRGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	TAG Composite Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI IMI	Prior TAG Composite Index	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
12/29/17	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/18	$10,558	$10,378	$9,904	$10,353	$10,308	$9,970	$10,423
8/19	$10,075	$10,418	$10,911	$10,205	$10,292	$10,718	$10,365
8/20	$11,347	$11,932	$11,617	$11,781	$11,852	$11,305	$11,897
8/21	$14,620	$15,159	$11,608	$15,328	$15,034	$11,226	$15,514
8/22	$12,830	$13,103	$10,271	$12,839	$12,674	$10,376	$13,293
8/23	$14,430	$14,689	$10,148	$14,550	$14,174	$10,359	$15,086
8/24	$17,846	$17,784	$10,889	$17,841	$17,156	$11,007	$18,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	23.67%	12.10%	9.06%
TAG Composite Index	21.07%	11.28%	9.00%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	9.67%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.45%
Prior TAG Composite Index	21.04%	10.75%	8.42%
MSCI ACWI IMI	22.62%	11.81%	9.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.28%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 4,480,881,997
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,484,694
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,480,881,997
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$5,484,694

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	89.5%
Investment Company	7.8%
Exchange-Traded Funds	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201702
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class P
Trading Symbol	GSKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities performed strongly as waning inflation levels globally suggested the peaking of central bank tightening cycles and potential interest rate cuts in several developed markets. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally, especially in technology stocks, driven by enthusiasm around artificial intelligence. Weaker labor market data near the end of the reporting period fueled volatility as investors focused on the health of the U.S. economy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	TAG Composite Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI IMI	Prior TAG Composite Index	Bloomberg U.S. Intermediate Treasury Bond	MSCI ACWI IMI (Developed Markets FX 50% Hedged)
4/17/18	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
8/18	$10,398	$10,309	$10,061	$10,224	$10,208	$10,073	$10,335
8/19	$9,920	$10,349	$11,084	$10,078	$10,192	$10,828	$10,277
8/20	$11,172	$11,853	$11,801	$11,634	$11,737	$11,422	$11,796
8/21	$14,397	$15,058	$11,792	$15,137	$14,888	$11,342	$15,383
8/22	$12,629	$13,016	$10,433	$12,679	$12,551	$10,483	$13,180
8/23	$14,211	$14,591	$10,309	$14,369	$14,037	$10,466	$14,958
8/24	$17,574	$17,665	$11,062	$17,619	$16,990	$11,120	$18,364

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	23.66%	12.10%	9.24%
TAG Composite Index	21.07%	11.28%	9.33%
MSCI ACWI IMI (Developed Markets FX 50% Hedged)	22.77%	12.30%	10.00%
Bloomberg U.S. Intermediate Treasury Bond	6.26%	0.53%	1.68%
Prior TAG Composite Index	21.04%	10.75%	8.67%
MSCI ACWI IMI	22.62%	11.81%	9.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.59%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 4,480,881,997
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,484,694
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$4,480,881,997
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$5,484,694

Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	89.5%
Investment Company	7.8%
Exchange-Traded Funds	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058009
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class A
Trading Symbol	GALLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
9/1/14	$10,000	$9,450	$10,000
8/15	$10,459	$9,884	$10,048
8/16	$10,976	$10,372	$11,309
8/17	$13,186	$12,461	$13,144
8/18	$15,668	$14,806	$15,729
8/19	$16,149	$15,261	$16,188
8/20	$19,742	$18,656	$19,740
8/21	$25,688	$24,275	$25,892
8/22	$22,744	$21,493	$22,985
8/23	$26,820	$25,345	$26,648
8/24	$33,506	$31,664	$33,881

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.93%	15.70%	12.84%
Class A Including sale charges	18.03%	14.41%	12.21%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 344,202,931
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 983,044
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class C
Trading Symbol	GCLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.68%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
9/1/14	$10,000	$9,900	$10,000
8/15	$10,383	$10,279	$10,048
8/16	$10,812	$10,704	$11,309
8/17	$12,886	$12,757	$13,144
8/18	$15,205	$15,053	$15,729
8/19	$15,555	$15,399	$16,188
8/20	$18,857	$18,668	$19,740
8/21	$24,361	$24,118	$25,892
8/22	$21,421	$21,207	$22,985
8/23	$25,067	$24,816	$26,648
8/24	$31,093	$30,782	$33,881

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.04%	14.84%	12.00%
Class C Including sale charges	23.03%	14.84%	12.00%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 344,202,931
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 983,044
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058011
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Institutional
Trading Symbol	GILLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	S&P 500® Index
9/1/14	$1,000,000	$1,000,000
8/15	$1,049,900	$1,004,800
8/16	$1,105,650	$1,130,902
8/17	$1,333,524	$1,314,448
8/18	$1,590,761	$1,572,868
8/19	$1,645,960	$1,618,796
8/20	$2,017,947	$1,973,960
8/21	$2,635,843	$2,589,243
8/22	$2,343,264	$2,298,471
8/23	$2,772,082	$2,664,848
8/24	$3,477,854	$3,388,087

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	25.46%	16.12%	13.26%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 344,202,931
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 983,044
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058013
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Investor
Trading Symbol	GSLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	S&P 500® Index
9/1/14	$10,000	$10,000
8/15	$10,488	$10,048
8/16	$11,035	$11,309
8/17	$13,290	$13,144
8/18	$15,826	$15,729
8/19	$16,364	$16,188
8/20	$20,046	$19,740
8/21	$26,138	$25,892
8/22	$23,208	$22,985
8/23	$27,417	$26,648
8/24	$34,354	$33,881

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	25.30%	15.97%	13.12%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 344,202,931
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 983,044
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159659
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class R6
Trading Symbol	GFCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
7/31/15	$10,000	$10,000
8/15	$9,297	$9,397
8/16	$9,791	$10,576
8/17	$11,809	$12,293
8/18	$14,084	$14,710
8/19	$14,573	$15,139
8/20	$17,876	$18,461
8/21	$23,354	$24,215
8/22	$20,757	$21,496
8/23	$24,568	$24,922
8/24	$30,823	$31,686

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	25.46%	16.14%	13.17%
S&P 500® Index	27.14%	15.90%	13.52%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 344,202,931
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 983,044
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058012
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class R
Trading Symbol	GRLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
9/1/14	$10,000	$10,000
8/15	$10,443	$10,048
8/16	$10,925	$11,309
8/17	$13,092	$13,144
8/18	$15,514	$15,729
8/19	$15,962	$16,188
8/20	$19,449	$19,740
8/21	$25,240	$25,892
8/22	$22,292	$22,985
8/23	$26,220	$26,648
8/24	$32,702	$33,881

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	24.72%	15.41%	12.57%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 344,202,931
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 983,044
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201808
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class P
Trading Symbol	GGZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500® Index
4/17/18	$10,000	$10,000
8/18	$10,675	$10,801
8/19	$11,055	$11,116
8/20	$13,559	$13,555
8/21	$17,701	$17,781
8/22	$15,742	$15,784
8/23	$18,629	$18,300
8/24	$23,379	$23,266

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.50%	16.14%	14.24%
S&P 500® Index	27.14%	15.90%	14.15%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 344,202,931
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 983,044
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$344,202,931
# of Portfolio Holdings	115
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid	$983,044

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Financials	14.2%
Health Care	11.0%
Consumer Discretionary	9.3%
Industrials	8.6%
Communication Services	7.7%
Consumer Staples	5.4%
Energy	3.7%
Materials	3.1%
Other Sectors	5.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 13, 2024, the Fund changed its name from the Goldman Sachs Flexible Cap Fund to the Goldman Sachs Enhanced Core Equity Fund. This change did not affect the Fund’s investment objective or principal investment strategy.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class A
Trading Symbol	GSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000
8/15	$10,334	$9,766	$10,040
8/16	$10,934	$10,333	$11,214
8/17	$13,282	$12,552	$13,026
8/18	$16,205	$15,314	$15,608
8/19	$16,808	$15,884	$15,996
8/20	$20,562	$19,431	$19,595
8/21	$27,219	$25,722	$25,915
8/22	$23,036	$21,769	$22,556
8/23	$26,751	$25,280	$26,030
8/24	$33,118	$31,297	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.80%	14.51%	12.71%
Class A Including sale charges	17.01%	13.23%	12.07%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 1,331,778,166
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 8,487,863
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class C
Trading Symbol	GSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$196	1.76%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000
8/15	$10,255	$10,152	$10,040
8/16	$10,768	$10,660	$11,214
8/17	$12,985	$12,855	$13,026
8/18	$15,726	$15,569	$15,608
8/19	$16,199	$16,037	$15,996
8/20	$19,671	$19,474	$19,595
8/21	$25,849	$25,591	$25,915
8/22	$21,703	$21,486	$22,556
8/23	$25,028	$24,778	$26,030
8/24	$30,747	$30,439	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	22.85%	13.66%	11.88%
Class C Including sale charges	21.85%	13.66%	11.88%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 1,331,778,166
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 8,487,863
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Institutional
Trading Symbol	GSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000
8/15	$1,037,500	$1,004,000
8/16	$1,101,929	$1,121,368
8/17	$1,343,912	$1,302,581
8/18	$1,646,293	$1,560,752
8/19	$1,714,449	$1,599,615
8/20	$2,105,001	$1,959,528
8/21	$2,796,704	$2,591,476
8/22	$2,374,961	$2,255,621
8/23	$2,767,779	$2,602,986
8/24	$3,436,752	$3,295,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	24.17%	14.91%	13.13%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 1,331,778,166
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 8,487,863
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Service
Trading Symbol	GSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Index
9/1/14	$10,000	$10,000
8/15	$10,323	$10,040
8/16	$10,908	$11,214
8/17	$13,238	$13,026
8/18	$16,139	$15,608
8/19	$16,715	$15,996
8/20	$20,424	$19,595
8/21	$27,003	$25,915
8/22	$22,817	$22,556
8/23	$26,466	$26,030
8/24	$32,704	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	23.57%	14.35%	12.57%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 1,331,778,166
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 8,487,863
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Investor
Trading Symbol	GSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Index
9/1/14	$10,000	$10,000
8/15	$10,359	$10,040
8/16	$10,988	$11,214
8/17	$13,380	$13,026
8/18	$16,370	$15,608
8/19	$17,018	$15,996
8/20	$20,870	$19,595
8/21	$27,696	$25,915
8/22	$23,498	$22,556
8/23	$27,358	$26,030
8/24	$33,951	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	24.10%	14.79%	12.99%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 1,331,778,166
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 8,487,863
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class R6
Trading Symbol	GSPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index
7/31/15	$10,000	$10,000
8/15	$9,293	$9,398
8/16	$9,870	$10,497
8/17	$12,041	$12,193
8/18	$14,753	$14,610
8/19	$15,361	$14,973
8/20	$18,860	$18,342
8/21	$25,069	$24,258
8/22	$21,291	$21,114
8/23	$24,815	$24,365
8/24	$30,818	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	24.19%	14.92%	13.17%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,331,778,166
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 8,487,863
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class R
Trading Symbol	GSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Index
9/1/14	$10,000	$10,000
8/15	$10,305	$10,040
8/16	$10,874	$11,214
8/17	$13,178	$13,026
8/18	$16,042	$15,608
8/19	$16,598	$15,996
8/20	$20,243	$19,595
8/21	$26,739	$25,915
8/22	$22,573	$22,556
8/23	$26,151	$26,030
8/24	$32,291	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	23.48%	14.22%	12.43%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 1,331,778,166
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 8,487,863
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201801
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class P
Trading Symbol	GGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Index
4/17/18	$10,000	$10,000
8/18	$10,704	$10,813
8/19	$11,146	$11,082
8/20	$13,687	$13,576
8/21	$18,191	$17,954
8/22	$15,447	$15,627
8/23	$18,005	$18,034
8/24	$22,363	$22,831

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	24.20%	14.92%	13.44%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,331,778,166
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 8,487,863
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,331,778,166
# of Portfolio Holdings	163
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,487,863

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.8%
Health Care	12.2%
Financials	11.1%
Industrials	10.5%
Consumer Discretionary	8.0%
Communication Services	7.8%
Consumer Staples	6.5%
Materials	4.3%
Energy	3.8%
Other Sectors	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,853	$9,311	$10,246	$10,036
8/16	$10,188	$9,628	$10,963	$11,184
8/17	$11,553	$10,918	$12,555	$12,980
8/18	$13,791	$13,033	$15,701	$15,609
8/19	$14,894	$14,075	$16,637	$15,813
8/20	$19,203	$18,147	$20,557	$19,204
8/21	$25,704	$24,290	$27,787	$25,549
8/22	$19,039	$17,992	$20,370	$22,156
8/23	$20,516	$19,388	$23,019	$25,426
8/24	$23,431	$22,143	$27,408	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	14.21%	9.47%	8.88%
Class A Including sale charges	7.93%	8.24%	8.27%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 895,712,628
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,153,306
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$203	1.90%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,777	$9,679	$10,246	$10,036
8/16	$10,038	$9,938	$10,963	$11,184
8/17	$11,292	$11,179	$12,555	$12,980
8/18	$13,383	$13,249	$15,701	$15,609
8/19	$14,352	$14,208	$16,637	$15,813
8/20	$18,362	$18,178	$20,557	$19,204
8/21	$24,401	$24,157	$27,787	$25,549
8/22	$17,959	$17,780	$20,370	$22,156
8/23	$19,216	$19,024	$23,019	$25,426
8/24	$21,791	$21,573	$27,408	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	13.40%	8.70%	8.10%
Class C Including sale charges	12.40%	8.70%	8.10%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 895,712,628
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,153,306
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025489
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Institutional
Trading Symbol	GGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$989,200	$1,024,600	$1,003,600
8/16	$1,026,493	$1,096,322	$1,118,412
8/17	$1,168,252	$1,255,508	$1,298,029
8/18	$1,399,332	$1,570,138	$1,560,880
8/19	$1,516,036	$1,663,718	$1,581,327
8/20	$1,962,054	$2,055,691	$1,920,364
8/21	$2,634,449	$2,778,677	$2,554,852
8/22	$1,957,659	$2,037,048	$2,215,568
8/23	$2,116,426	$2,301,864	$2,542,585
8/24	$2,425,635	$2,740,830	$3,207,217

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	14.61%	9.85%	9.26%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 895,712,628
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,153,306
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Service
Trading Symbol	GGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,841	$10,246	$10,036
8/16	$10,164	$10,963	$11,184
8/17	$11,507	$12,555	$12,980
8/18	$13,718	$15,701	$15,609
8/19	$14,791	$16,637	$15,813
8/20	$19,040	$20,557	$19,204
8/21	$25,436	$27,787	$25,549
8/22	$18,807	$20,370	$22,156
8/23	$20,244	$23,019	$25,426
8/24	$23,068	$27,408	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	13.95%	9.29%	8.71%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 895,712,628
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,153,306
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055754
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Investor
Trading Symbol	GGOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,875	$10,246	$10,036
8/16	$10,235	$10,963	$11,184
8/17	$11,639	$12,555	$12,980
8/18	$13,925	$15,701	$15,609
8/19	$15,084	$16,637	$15,813
8/20	$19,495	$20,557	$19,204
8/21	$26,161	$27,787	$25,549
8/22	$19,414	$20,370	$22,156
8/23	$20,984	$23,019	$25,426
8/24	$24,027	$27,408	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	14.50%	9.75%	9.15%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 895,712,628
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,153,306
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161552
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GGOUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell Midcap® Growth Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,375	$9,418	$9,396
8/16	$9,733	$10,077	$10,471
8/17	$11,076	$11,540	$12,153
8/18	$13,269	$14,433	$14,613
8/19	$14,377	$15,293	$14,805
8/20	$18,610	$18,896	$17,979
8/21	$24,988	$25,541	$23,919
8/22	$18,568	$18,724	$20,743
8/23	$20,072	$21,158	$23,804
8/24	$23,011	$25,193	$30,027

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	14.64%	9.85%	9.60%
Russell Midcap® Growth Index	19.07%	10.49%	10.69%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 895,712,628
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,153,306
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$150	1.40%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell Midcap® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,826	$10,246	$10,036
8/16	$10,133	$10,963	$11,184
8/17	$11,463	$12,555	$12,980
8/18	$13,648	$15,701	$15,609
8/19	$14,706	$16,637	$15,813
8/20	$18,920	$20,557	$19,204
8/21	$25,247	$27,787	$25,549
8/22	$18,658	$20,370	$22,156
8/23	$20,062	$23,019	$25,426
8/24	$22,861	$27,408	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	13.95%	9.22%	8.61%
Russell Midcap® Growth Index	19.07%	10.49%	10.60%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 895,712,628
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,153,306
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GGQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell Midcap® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,550	$10,945	$10,833
8/19	$11,434	$11,597	$10,975
8/20	$14,799	$14,330	$13,328
8/21	$19,869	$19,369	$17,731
8/22	$14,767	$14,200	$15,377
8/23	$15,970	$16,046	$17,646
8/24	$18,297	$19,106	$22,259

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	14.57%	9.85%	9.93%
Russell Midcap® Growth Index	19.07%	10.49%	10.68%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 895,712,628
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,153,306
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$895,712,628
# of Portfolio Holdings	77
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid	$7,153,306

Holdings [Text Block]

Sector Allocation (%)

Information Technology	24.1%
Industrials	18.1%
Health Care	17.3%
Financials	9.3%
Consumer Discretionary	9.1%
Communication Services	4.8%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.6%
Other Sectors	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198881
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,450	$10,000	$10,000
8/20	$12,830	$12,124	$11,498	$11,683
8/21	$18,202	$17,201	$15,592	$15,543
8/22	$13,369	$12,634	$11,654	$13,479
8/23	$14,388	$13,597	$12,444	$15,468
8/24	$17,766	$16,789	$14,643	$19,512

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class A Excluding sale charges (Commenced October 31, 2019)	23.48%	12.61%
Class A Including sale charges (Commenced on October 31, 2019)	16.68%	11.31%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 133,813,617
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 618,799
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198882
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$219	1.97%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,900	$10,000	$10,000
8/20	$12,744	$12,617	$11,498	$11,683
8/21	$17,951	$17,772	$15,592	$15,543
8/22	$13,090	$12,959	$11,654	$13,479
8/23	$13,976	$13,836	$12,444	$15,468
8/24	$17,138	$16,966	$14,643	$19,512

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class C Excluding sale charges (Commenced October 31, 2019)	22.62%	11.78%
Class C Including sale charges (Commenced on October 31, 2019)	21.62%	11.78%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 133,813,617
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 618,799
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198883
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Institutional
Trading Symbol	GSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$1,000,000	$1,000,000	$1,000,000
8/20	$1,286,800	$1,149,800	$1,168,300
8/21	$1,831,888	$1,559,244	$1,554,306
8/22	$1,351,751	$1,165,379	$1,347,894
8/23	$1,458,404	$1,244,391	$1,546,844
8/24	$1,808,275	$1,464,275	$1,951,189

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional (Commenced October 31, 2019)	23.99%	13.03%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 133,813,617
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 618,799
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198884
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Investor
Trading Symbol	GSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,855	$11,498	$11,683
8/21	$18,281	$15,592	$15,543
8/22	$13,460	$11,654	$13,479
8/23	$14,526	$12,444	$15,468
8/24	$17,988	$14,643	$19,512

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor (Commenced October 31, 2019)	23.83%	12.90%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 133,813,617
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 618,799
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198886
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GSBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,329	$15,592	$15,543
8/22	$13,518	$11,654	$13,479
8/23	$14,596	$12,444	$15,468
8/24	$18,084	$14,643	$19,512

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class R6 (Commenced October 31, 2019)	23.89%	13.03%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 133,813,617
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 618,799
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000205965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class P
Trading Symbol	GSADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,320	$15,592	$15,543
8/22	$13,507	$11,654	$13,479
8/23	$14,587	$12,444	$15,468
8/24	$18,074	$14,643	$19,512

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class P (Commenced October 31, 2019)	23.91%	13.02%
Russell 2000® Growth Index	17.67%	8.20%
Russell 3000® Index	26.14%	14.82%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 133,813,617
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 618,799
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$133,813,617
# of Portfolio Holdings	108
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$618,799

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.5%
Information Technology	23.6%
Industrials	22.9%
Consumer Discretionary	12.7%
Financials	7.2%
Consumer Staples	3.4%
Materials	2.6%
Investment Company	1.4%
Energy	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 22, 2024, the Fund changed its principal investment strategy to raise the upper limit of the small market capitalization range in which it invests at least 80% of its net assets (from $8 billion to $16 billion).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$10,767	$10,175	$10,453	$10,036
8/16	$10,706	$10,117	$10,939	$11,184
8/17	$12,181	$11,511	$12,642	$12,980
8/18	$15,253	$14,414	$16,458	$15,609
8/19	$15,913	$15,038	$15,849	$15,813
8/20	$21,197	$20,031	$19,334	$19,204
8/21	$29,474	$27,853	$26,321	$25,549
8/22	$20,738	$19,597	$19,562	$22,156
8/23	$21,928	$20,722	$21,041	$25,426
8/24	$25,636	$24,226	$24,359	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	16.91%	9.99%	9.86%
Class A Including sale charges	10.48%	8.76%	9.24%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,804,070,231
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,343,813
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025499
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$215	1.99%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$10,684	$10,577	$10,453	$10,036
8/16	$10,541	$10,435	$10,939	$11,184
8/17	$11,909	$11,790	$12,642	$12,980
8/18	$14,803	$14,655	$16,458	$15,609
8/19	$15,321	$15,168	$15,849	$15,813
8/20	$20,268	$20,066	$19,334	$19,204
8/21	$27,970	$27,690	$26,321	$25,549
8/22	$19,529	$19,333	$19,562	$22,156
8/23	$20,490	$20,285	$21,041	$25,426
8/24	$23,782	$23,544	$24,359	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	16.07%	9.18%	9.04%
Class C Including sale charges	15.07%	9.18%	9.04%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,804,070,231
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,343,813
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025495
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Institutional
Trading Symbol	GSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$1,081,500	$1,045,300	$1,003,600
8/16	$1,079,229	$1,093,906	$1,118,412
8/17	$1,232,587	$1,264,228	$1,298,029
8/18	$1,549,239	$1,645,772	$1,560,880
8/19	$1,620,814	$1,584,878	$1,581,327
8/20	$2,166,218	$1,933,393	$1,920,364
8/21	$3,022,090	$2,632,121	$2,554,852
8/22	$2,132,991	$1,956,192	$2,215,568
8/23	$2,263,104	$2,104,080	$2,542,585
8/24	$2,653,263	$2,435,894	$3,207,217

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	17.24%	10.35%	10.24%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,804,070,231
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,343,813
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025496
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Service
Trading Symbol	GSMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$154	1.42%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,754	$10,453	$10,036
8/16	$10,681	$10,939	$11,184
8/17	$12,132	$12,642	$12,980
8/18	$15,180	$16,458	$15,609
8/19	$15,807	$15,849	$15,813
8/20	$21,019	$19,334	$19,204
8/21	$29,170	$26,321	$25,549
8/22	$20,483	$19,562	$22,156
8/23	$21,620	$21,041	$25,426
8/24	$25,232	$24,359	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	16.71%	9.79%	9.69%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,804,070,231
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,343,813
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Investor
Trading Symbol	GTMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,797	$10,453	$10,036
8/16	$10,764	$10,939	$11,184
8/17	$12,277	$12,642	$12,980
8/18	$15,416	$16,458	$15,609
8/19	$16,121	$15,849	$15,813
8/20	$21,529	$19,334	$19,204
8/21	$30,005	$26,321	$25,549
8/22	$21,163	$19,562	$22,156
8/23	$22,430	$21,041	$25,426
8/24	$26,290	$24,359	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	17.21%	10.27%	10.14%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,804,070,231
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,343,813
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161553
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2500® Growth Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,242	$9,299	$9,396
8/16	$9,223	$9,731	$10,471
8/17	$10,538	$11,247	$12,153
8/18	$13,244	$14,641	$14,613
8/19	$13,862	$14,099	$14,805
8/20	$18,530	$17,199	$17,979
8/21	$25,851	$23,415	$23,919
8/22	$18,248	$17,402	$20,743
8/23	$19,359	$18,718	$23,804
8/24	$22,701	$21,670	$30,027

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	17.26%	10.36%	9.43%
Russell 2500® Growth Index	15.77%	8.97%	8.88%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,804,070,231
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,343,813
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$161	1.49%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2500® Growth Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,746	$10,453	$10,036
8/16	$10,657	$10,939	$11,184
8/17	$12,092	$12,642	$12,980
8/18	$15,106	$16,458	$15,609
8/19	$15,720	$15,849	$15,813
8/20	$20,889	$19,334	$19,204
8/21	$28,978	$26,321	$25,549
8/22	$20,337	$19,562	$22,156
8/23	$21,451	$21,041	$25,426
8/24	$25,005	$24,359	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	16.57%	9.72%	9.59%
Russell 2500® Growth Index	15.77%	8.97%	9.31%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,804,070,231
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,343,813
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GSWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2500® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,860	$11,180	$10,833
8/19	$11,367	$10,766	$10,975
8/20	$15,194	$13,134	$13,328
8/21	$21,198	$17,880	$17,731
8/22	$14,964	$13,289	$15,377
8/23	$15,875	$14,293	$17,646
8/24	$18,623	$16,547	$22,259

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	17.31%	10.36%	10.23%
Russell 2500® Growth Index	15.77%	8.97%	8.21%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,804,070,231
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,343,813
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,804,070,231
# of Portfolio Holdings	106
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$15,343,813

Holdings [Text Block]

Sector Allocation (%)

Industrials	23.2%
Information Technology	22.9%
Health Care	20.6%
Consumer Discretionary	13.5%
Financials	7.3%
Materials	4.9%
Consumer Staples	3.9%
Energy	1.3%
Communication Services	1.2%
Other Sectors	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025473
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class A
Trading Symbol	GGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$117	1.04%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$10,309	$9,742	$10,426	$10,040
8/16	$10,979	$10,375	$11,525	$11,214
8/17	$13,152	$12,428	$13,924	$13,026
8/18	$16,517	$15,609	$17,716	$15,608
8/19	$16,990	$16,055	$18,472	$15,996
8/20	$24,486	$23,139	$26,663	$19,595
8/21	$31,613	$29,875	$34,270	$25,915
8/22	$23,577	$22,281	$27,738	$22,556
8/23	$28,807	$27,222	$33,824	$26,030
8/24	$36,164	$34,175	$44,225	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	25.54%	16.29%	13.71%
Class A Including sale charges	18.66%	14.98%	13.06%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 187,292,593
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,143,312
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class C
Trading Symbol	GGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.79%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$10,223	$10,121	$10,426	$10,040
8/16	$10,808	$10,700	$11,525	$11,214
8/17	$12,849	$12,721	$13,924	$13,026
8/18	$16,012	$15,851	$17,716	$15,608
8/19	$16,343	$16,180	$18,472	$15,996
8/20	$23,374	$23,140	$26,663	$19,595
8/21	$29,970	$29,670	$34,270	$25,915
8/22	$22,187	$21,965	$27,738	$22,556
8/23	$26,912	$26,643	$33,824	$26,030
8/24	$33,522	$33,187	$44,225	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.56%	15.43%	12.85%
Class C Including sale charges	23.52%	15.43%	12.85%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 187,292,593
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,143,312
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025471
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Institutional
Trading Symbol	GSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$1,034,300	$1,042,600	$1,004,000
8/16	$1,105,770	$1,152,490	$1,121,368
8/17	$1,330,131	$1,392,438	$1,302,581
8/18	$1,677,428	$1,771,599	$1,560,752
8/19	$1,732,951	$1,847,247	$1,599,615
8/20	$2,504,287	$2,666,316	$1,959,528
8/21	$3,246,809	$3,427,016	$2,591,476
8/22	$2,429,912	$2,773,827	$2,255,621
8/23	$2,977,614	$3,382,404	$2,602,986
8/24	$3,747,625	$4,422,494	$3,295,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	25.86%	16.66%	14.11%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 187,292,593
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,143,312
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025472
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Service
Trading Symbol	GSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$142	1.26%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,293	$10,426	$10,040
8/16	$10,953	$11,525	$11,214
8/17	$13,106	$13,924	$13,026
8/18	$16,446	$17,716	$15,608
8/19	$16,904	$18,472	$15,996
8/20	$24,312	$26,663	$19,595
8/21	$31,384	$34,270	$25,915
8/22	$23,353	$27,738	$22,556
8/23	$28,474	$33,824	$26,030
8/24	$35,681	$44,225	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	25.31%	16.10%	13.55%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 187,292,593
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,143,312
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055750
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Investor
Trading Symbol	GSTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,334	$10,426	$10,040
8/16	$11,027	$11,525	$11,214
8/17	$13,249	$13,924	$13,026
8/18	$16,681	$17,716	$15,608
8/19	$17,205	$18,472	$15,996
8/20	$24,849	$26,663	$19,595
8/21	$32,159	$34,270	$25,915
8/22	$24,062	$27,738	$22,556
8/23	$29,476	$33,824	$26,030
8/24	$37,080	$44,225	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	25.80%	16.58%	13.99%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 187,292,593
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,143,312
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159655
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class R6
Trading Symbol	GGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Growth Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,379	$9,393	$9,398
8/16	$10,021	$10,383	$10,497
8/17	$12,059	$12,545	$12,193
8/18	$15,212	$15,961	$14,610
8/19	$15,719	$16,642	$14,973
8/20	$22,736	$24,021	$18,342
8/21	$29,459	$30,875	$24,258
8/22	$22,067	$24,990	$21,114
8/23	$27,028	$30,473	$24,365
8/24	$34,039	$39,843	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	25.94%	16.69%	14.42%
Russell 1000® Growth Index	30.75%	19.05%	16.41%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 187,292,593
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,143,312
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055749
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class R
Trading Symbol	GSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$145	1.29%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Growth Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,278	$10,426	$10,040
8/16	$10,915	$11,525	$11,214
8/17	$13,050	$13,924	$13,026
8/18	$16,351	$17,716	$15,608
8/19	$16,787	$18,472	$15,996
8/20	$24,118	$26,663	$19,595
8/21	$31,050	$34,270	$25,915
8/22	$23,110	$27,738	$22,556
8/23	$28,176	$33,824	$26,030
8/24	$35,257	$44,225	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	25.13%	15.98%	13.42%
Russell 1000® Growth Index	30.75%	19.05%	16.01%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 187,292,593
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,143,312
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201804
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class P
Trading Symbol	GSPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Growth Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$11,013	$11,143	$10,813
8/19	$11,372	$11,619	$11,082
8/20	$16,455	$16,771	$13,576
8/21	$21,328	$21,555	$17,954
8/22	$15,970	$17,447	$15,627
8/23	$19,568	$21,275	$18,034
8/24	$24,615	$27,817	$22,831

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.79%	16.68%	15.16%
Russell 1000® Growth Index	30.75%	19.05%	17.39%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 187,292,593
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,143,312
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$187,292,593
# of Portfolio Holdings	57
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$1,143,312

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.5%
Consumer Discretionary	12.2%
Communication Services	12.1%
Health Care	10.2%
Industrials	5.4%
Financials	5.2%
Materials	2.3%
Energy	1.4%
Consumer Staples	0.8%
Other Sectors	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025597
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class A
Trading Symbol	GITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$133	1.16%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$10,231	$9,668	$10,549	$10,040
8/16	$11,638	$10,998	$11,660	$11,214
8/17	$15,032	$14,206	$14,543	$13,026
8/18	$19,611	$18,533	$18,535	$15,608
8/19	$20,539	$19,409	$18,402	$15,996
8/20	$31,059	$29,351	$27,480	$19,595
8/21	$40,082	$37,877	$35,858	$25,915
8/22	$28,218	$26,666	$27,973	$22,556
8/23	$34,437	$32,543	$33,526	$26,030
8/24	$44,592	$42,140	$42,628	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	29.49%	16.75%	16.11%
Class A Including sale charges	22.35%	15.44%	15.46%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 784,927,708
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,911,795
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Holdings [Text Block]

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025599
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class C
Trading Symbol	GITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$218	1.91%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$10,153	$10,051	$10,549	$10,040
8/16	$11,464	$11,349	$11,660	$11,214
8/17	$14,694	$14,547	$14,543	$13,026
8/18	$19,028	$18,837	$18,535	$15,608
8/19	$19,783	$19,585	$18,402	$15,996
8/20	$29,694	$29,397	$27,480	$19,595
8/21	$38,047	$37,667	$35,858	$25,915
8/22	$26,584	$26,318	$27,973	$22,556
8/23	$32,190	$31,868	$33,526	$26,030
8/24	$41,380	$40,967	$42,628	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	28.55%	15.88%	15.24%
Class C Including sale charges	27.55%	15.88%	15.24%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 784,927,708
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,911,795
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Holdings [Text Block]

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025595
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Institutional
Trading Symbol	GITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$1,026,800	$1,054,900	$1,004,000
8/16	$1,173,222	$1,165,981	$1,121,368
8/17	$1,521,199	$1,454,328	$1,302,581
8/18	$1,992,010	$1,853,541	$1,560,752
8/19	$2,094,001	$1,840,196	$1,599,615
8/20	$3,175,762	$2,747,964	$1,959,528
8/21	$4,110,072	$3,585,818	$2,591,476
8/22	$2,902,533	$2,797,297	$2,255,621
8/23	$3,551,829	$3,352,560	$2,602,986
8/24	$4,612,405	$4,262,780	$3,295,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	29.86%	17.09%	16.50%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 784,927,708
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,911,795
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Holdings [Text Block]

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025596
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Service
Trading Symbol	GITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$158	1.38%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,217	$10,549	$10,040
8/16	$11,612	$11,660	$11,214
8/17	$14,982	$14,543	$13,026
8/18	$19,519	$18,535	$15,608
8/19	$20,421	$18,402	$15,996
8/20	$30,811	$27,480	$19,595
8/21	$39,679	$35,858	$25,915
8/22	$27,870	$27,973	$22,556
8/23	$33,935	$33,526	$26,030
8/24	$43,861	$42,628	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	29.25%	16.50%	15.92%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 784,927,708
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,911,795
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Holdings [Text Block]

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000092626
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Investor
Trading Symbol	GISTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	0.91%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	NASDAQ Composite Total Return Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$10,254	$10,549	$10,040
8/16	$11,694	$11,660	$11,214
8/17	$15,139	$14,543	$13,026
8/18	$19,795	$18,535	$15,608
8/19	$20,787	$18,402	$15,996
8/20	$31,507	$27,480	$19,595
8/21	$40,776	$35,858	$25,915
8/22	$28,780	$27,973	$22,556
8/23	$35,195	$33,526	$26,030
8/24	$45,708	$42,628	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	29.87%	17.05%	16.40%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.59%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 784,927,708
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,911,795
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Holdings [Text Block]

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196989
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class R6
Trading Symbol	GTORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	NASDAQ Composite Total Return Index	Russell 1000® Index
12/29/17	$10,000	$10,000	$10,000
8/18	$12,273	$11,831	$11,007
8/19	$12,905	$11,746	$11,281
8/20	$19,574	$17,540	$13,819
8/21	$25,337	$22,888	$18,276
8/22	$17,893	$17,855	$15,907
8/23	$21,898	$21,399	$18,357
8/24	$28,436	$27,209	$23,240

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	29.86%	17.10%	16.94%
NASDAQ Composite Total Return Index	27.15%	18.27%	16.17%
Russell 1000® Index	26.60%	15.53%	13.46%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 784,927,708
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,911,795
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Holdings [Text Block]

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200235
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class P
Trading Symbol	GSJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Driven by improving fundamentals, excitement around artificial intelligence (AI) capabilities and easing interest rate expectations, mega-cap technology companies within the information technology sector experienced some volatility but remained the primary driver of U.S. equity market gains during the reporting period even with an improvement in market breadth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	NASDAQ Composite Total Return Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$11,064	$11,185	$10,813
8/19	$11,629	$11,104	$11,082
8/20	$17,639	$16,582	$13,576
8/21	$22,832	$21,638	$17,954
8/22	$16,124	$16,880	$15,627
8/23	$19,728	$20,231	$18,034
8/24	$25,629	$25,723	$22,831

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	29.91%	17.10%	15.89%
NASDAQ Composite Total Return Index	27.15%	18.27%	15.96%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 784,927,708
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 5,911,795
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$784,927,708
# of Portfolio Holdings	30
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid	$5,911,795

Holdings [Text Block]

Sector Allocation (%)

Information Technology	69.4%
Communication Services	11.5%
Consumer Discretionary	9.1%
Financials	6.2%
Real Estate	3.0%
Investment Company	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased from the prior period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081145
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class A
Trading Symbol	GAGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
9/1/14	$10,000	$9,450	$10,000
8/15	$9,878	$9,335	$10,048
8/16	$10,313	$9,745	$11,309
8/17	$11,763	$11,116	$13,144
8/18	$13,821	$13,061	$15,729
8/19	$14,761	$13,949	$16,188
8/20	$17,712	$16,737	$19,740
8/21	$23,850	$22,539	$25,892
8/22	$19,457	$18,387	$22,985
8/23	$22,660	$21,414	$26,648
8/24	$27,717	$26,193	$33,881

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	22.32%	13.42%	10.72%
Class A Including sale charges	15.60%	12.14%	10.10%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 28,437,383
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 142,082
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081146
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class C
Trading Symbol	GCGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.78%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
9/1/14	$10,000	$9,900	$10,000
8/15	$9,804	$9,706	$10,048
8/16	$10,164	$10,062	$11,309
8/17	$11,503	$11,388	$13,144
8/18	$13,420	$13,286	$15,729
8/19	$14,230	$14,088	$16,188
8/20	$16,938	$16,769	$19,740
8/21	$22,638	$22,412	$25,892
8/22	$18,328	$18,145	$22,985
8/23	$21,183	$20,972	$26,648
8/24	$25,721	$25,464	$33,881

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	21.42%	12.55%	9.90%
Class C Including sale charges	20.42%	12.55%	9.90%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 28,437,383
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 142,082
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081147
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Institutional
Trading Symbol	GINGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	S&P 500® Index
9/1/14	$1,000,000	$1,000,000
8/15	$991,800	$1,004,800
8/16	$1,039,902	$1,130,902
8/17	$1,189,960	$1,314,448
8/18	$1,403,201	$1,572,868
8/19	$1,505,214	$1,618,796
8/20	$1,811,525	$1,973,960
8/21	$2,447,551	$2,589,243
8/22	$2,003,810	$2,298,471
8/23	$2,341,853	$2,664,848
8/24	$2,875,561	$3,388,087

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	22.79%	13.81%	11.13%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 28,437,383
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 142,082
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081149
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Investor
Trading Symbol	GIRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	S&P 500® Index
9/1/14	$10,000	$10,000
8/15	$9,902	$10,048
8/16	$10,365	$11,309
8/17	$11,845	$13,144
8/18	$13,960	$15,729
8/19	$14,944	$16,188
8/20	$17,976	$19,740
8/21	$24,266	$25,892
8/22	$19,845	$22,985
8/23	$23,171	$26,648
8/24	$28,415	$33,881

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	22.63%	13.70%	11.00%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 28,437,383
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 142,082
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161554
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class R6
Trading Symbol	GDEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
7/31/15	$10,000	$10,000
8/15	$9,315	$9,397
8/16	$9,769	$10,576
8/17	$11,187	$12,293
8/18	$13,194	$14,710
8/19	$14,144	$15,139
8/20	$17,034	$18,461
8/21	$23,011	$24,215
8/22	$18,839	$21,496
8/23	$22,023	$24,922
8/24	$27,042	$31,686

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	22.79%	13.82%	11.56%
S&P 500® Index	27.14%	15.90%	13.52%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 28,437,383
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 142,082
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081148
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class R
Trading Symbol	GRGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$142	1.28%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
9/1/14	$10,000	$10,000
8/15	$9,852	$10,048
8/16	$10,265	$11,309
8/17	$11,678	$13,144
8/18	$13,688	$15,729
8/19	$14,589	$16,188
8/20	$17,451	$19,740
8/21	$23,446	$25,892
8/22	$19,080	$22,985
8/23	$22,165	$26,648
8/24	$27,044	$33,881

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	22.01%	13.12%	10.45%
S&P 500® Index	27.14%	15.90%	12.97%

AssetsNet	$ 28,437,383
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 142,082
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201809
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class P
Trading Symbol	GALPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500® Index
4/17/18	$10,000	$10,000
8/18	$10,804	$10,801
8/19	$11,584	$11,116
8/20	$13,943	$13,555
8/21	$18,838	$17,781
8/22	$15,421	$15,784
8/23	$18,031	$18,300
8/24	$22,142	$23,266

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	22.80%	13.82%	13.27%
S&P 500® Index	27.14%	15.90%	14.15%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 28,437,383
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 142,082
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$28,437,383
# of Portfolio Holdings	42
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid	$142,082

Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.2%
Health Care	13.0%
Industrials	11.6%
Financials	11.2%
Consumer Discretionary	10.3%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	4.5%
Materials	3.5%
Other Sectors	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025461
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class A
Trading Symbol	GSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$112	1.01%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,602	$9,074	$9,652	$10,040
8/16	$10,469	$9,893	$10,899	$11,214
8/17	$11,509	$10,876	$12,161	$13,026
8/18	$12,761	$12,059	$13,678	$15,608
8/19	$13,339	$12,605	$13,762	$15,996
8/20	$13,751	$12,995	$13,878	$19,595
8/21	$17,358	$16,403	$18,935	$25,915
8/22	$16,700	$15,782	$17,756	$22,556
8/23	$17,794	$16,815	$19,281	$26,030
8/24	$21,739	$20,543	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	22.17%	10.25%	8.07%
Class A Including sale charges	15.44%	9.01%	7.46%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 405,427,970
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,523,935
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

Holdings [Text Block]

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025463
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class C
Trading Symbol	GSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$195	1.76%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,530	$9,435	$9,652	$10,040
8/16	$10,314	$10,211	$10,899	$11,214
8/17	$11,253	$11,140	$12,161	$13,026
8/18	$12,385	$12,261	$13,678	$15,608
8/19	$12,858	$12,729	$13,762	$15,996
8/20	$13,158	$13,026	$13,878	$19,595
8/21	$16,481	$16,316	$18,935	$25,915
8/22	$15,738	$15,581	$17,756	$22,556
8/23	$16,643	$16,476	$19,281	$26,030
8/24	$20,178	$19,976	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	21.24%	9.42%	7.27%
Class C Including sale charges	20.20%	9.42%	7.27%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 405,427,970
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,523,935
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

Holdings [Text Block]

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Institutional
Trading Symbol	GSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$964,100	$965,200	$1,004,000
8/16	$1,055,497	$1,089,904	$1,121,368
8/17	$1,165,057	$1,216,115	$1,302,581
8/18	$1,296,709	$1,367,764	$1,560,752
8/19	$1,360,766	$1,376,244	$1,599,615
8/20	$1,407,304	$1,387,805	$1,959,528
8/21	$1,782,069	$1,893,521	$2,591,476
8/22	$1,719,875	$1,775,555	$2,255,621
8/23	$1,837,859	$1,928,075	$2,602,986
8/24	$2,252,112	$2,335,862	$3,295,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	22.54%	10.59%	8.45%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 405,427,970
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,523,935
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

Holdings [Text Block]

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Service
Trading Symbol	GSGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,594	$9,652	$10,040
8/16	$10,449	$10,899	$11,214
8/17	$11,477	$12,161	$13,026
8/18	$12,713	$13,678	$15,608
8/19	$13,272	$13,762	$15,996
8/20	$13,657	$13,878	$19,595
8/21	$17,210	$18,935	$25,915
8/22	$16,525	$17,756	$22,556
8/23	$17,571	$19,281	$26,030
8/24	$21,424	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	21.93%	10.04%	7.91%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 405,427,970
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,523,935
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

Holdings [Text Block]

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Investor
Trading Symbol	GRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,626	$9,652	$10,040
8/16	$10,521	$10,899	$11,214
8/17	$11,595	$12,161	$13,026
8/18	$12,888	$13,678	$15,608
8/19	$13,510	$13,762	$15,996
8/20	$13,961	$13,878	$19,595
8/21	$17,666	$18,935	$25,915
8/22	$17,039	$17,756	$22,556
8/23	$18,194	$19,281	$26,030
8/24	$22,282	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	22.47%	10.52%	8.34%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 405,427,970
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,523,935
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

Holdings [Text Block]

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R6
Trading Symbol	GRGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,317	$9,404	$9,398
8/16	$10,196	$10,619	$10,497
8/17	$11,255	$11,849	$12,193
8/18	$12,531	$13,326	$14,610
8/19	$13,152	$13,409	$14,973
8/20	$13,603	$13,521	$18,342
8/21	$17,226	$18,449	$24,258
8/22	$16,627	$17,299	$21,114
8/23	$17,769	$18,785	$24,365
8/24	$21,776	$22,758	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	22.55%	10.60%	8.93%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 405,427,970
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,523,935
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

Holdings [Text Block]

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R
Trading Symbol	GRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$140	1.26%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,581	$9,652	$10,040
8/16	$10,417	$10,899	$11,214
8/17	$11,426	$12,161	$13,026
8/18	$12,636	$13,678	$15,608
8/19	$13,178	$13,762	$15,996
8/20	$13,550	$13,878	$19,595
8/21	$17,060	$18,935	$25,915
8/22	$16,374	$17,756	$22,556
8/23	$17,394	$19,281	$26,030
8/24	$21,202	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	21.89%	9.97%	7.80%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 405,427,970
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,523,935
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

Holdings [Text Block]

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201802
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class P
Trading Symbol	GABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,484	$10,472	$10,813
8/19	$11,000	$10,537	$11,082
8/20	$11,378	$10,625	$13,576
8/21	$14,410	$14,497	$17,954
8/22	$13,909	$13,594	$15,627
8/23	$14,865	$14,762	$18,034
8/24	$18,217	$17,884	$22,831

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	22.55%	10.60%	9.86%
Russell 1000® Value Index	21.15%	11.15%	9.54%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 405,427,970
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,523,935
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$405,427,970
# of Portfolio Holdings	77
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid	$2,523,935

Holdings [Text Block]

Sector Allocation (%)

Financials	20.5%
Industrials	13.6%
Health Care	13.5%
Information Technology	11.1%
Consumer Staples	10.3%
Energy	6.8%
Communication Services	6.1%
Utilities	5.7%
Real Estate	5.0%
Other Sectors	7.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158768
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class A
Trading Symbol	GFVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$112	1.01%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$9,450	$10,000	$10,000
8/15	$9,280	$8,770	$9,404	$9,398
8/16	$9,925	$9,379	$10,619	$10,497
8/17	$11,257	$10,638	$11,849	$12,193
8/18	$12,229	$11,557	$13,326	$14,610
8/19	$12,486	$11,800	$13,409	$14,973
8/20	$13,313	$12,581	$13,521	$18,342
8/21	$17,897	$16,912	$18,449	$24,258
8/22	$16,771	$15,848	$17,299	$21,114
8/23	$18,929	$17,888	$18,785	$24,365
8/24	$23,222	$21,945	$22,758	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced July 31, 2015)	22.68%	13.20%	9.70%
Class A Including sale charges (Commenced on July 31, 2015)	15.93%	11.93%	9.03%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 56,684,513
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 329,303
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

Holdings [Text Block]

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158769
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class C
Trading Symbol	GFVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$195	1.76%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$9,900	$10,000	$10,000
8/15	$9,280	$9,187	$9,404	$9,398
8/16	$9,843	$9,745	$10,619	$10,497
8/17	$11,087	$10,977	$11,849	$12,193
8/18	$11,960	$11,840	$13,326	$14,610
8/19	$12,112	$11,991	$13,409	$14,973
8/20	$12,822	$12,694	$13,521	$18,342
8/21	$17,096	$16,926	$18,449	$24,258
8/22	$15,912	$15,753	$17,299	$21,114
8/23	$17,807	$17,629	$18,785	$24,365
8/24	$21,698	$21,481	$22,758	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced July 31, 2015)	21.85%	12.35%	8.89%
Class C Including sale charges (Commenced on July 31, 2015)	20.84%	12.35%	8.89%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 56,684,513
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 329,303
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

Holdings [Text Block]

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158770
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Institutional
Trading Symbol	GFVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$1,000,000	$1,000,000	$1,000,000
8/15	$929,000	$940,400	$939,800
8/16	$997,282	$1,061,900	$1,049,663
8/17	$1,134,807	$1,184,868	$1,219,288
8/18	$1,237,620	$1,332,621	$1,460,951
8/19	$1,268,189	$1,340,883	$1,497,329
8/20	$1,357,216	$1,352,146	$1,834,228
8/21	$1,829,527	$1,844,868	$2,425,766
8/22	$1,720,122	$1,729,933	$2,111,387
8/23	$1,945,974	$1,878,534	$2,436,540
8/24	$2,396,661	$2,275,844	$3,084,660

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Institutional (Commenced July 31, 2015)	23.16%	13.56%	10.09%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 56,684,513
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 329,303
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

Holdings [Text Block]

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158771
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Investor
Trading Symbol	GFVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,280	$9,404	$9,398
8/16	$9,957	$10,619	$10,497
8/17	$11,316	$11,849	$12,193
8/18	$12,335	$13,326	$14,610
8/19	$12,614	$13,409	$14,973
8/20	$13,489	$13,521	$18,342
8/21	$18,171	$18,449	$24,258
8/22	$17,070	$17,299	$21,114
8/23	$19,308	$18,785	$24,365
8/24	$23,751	$22,758	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Investor (Commenced July 31, 2015)	23.01%	13.48%	9.98%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 56,684,513
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 329,303
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

Holdings [Text Block]

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158773
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class R6
Trading Symbol	GFVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,290	$9,404	$9,398
8/16	$9,974	$10,619	$10,497
8/17	$11,361	$11,849	$12,193
8/18	$12,390	$13,326	$14,610
8/19	$12,703	$13,409	$14,973
8/20	$13,584	$13,521	$18,342
8/21	$18,310	$18,449	$24,258
8/22	$17,230	$17,299	$21,114
8/23	$19,499	$18,785	$24,365
8/24	$23,999	$22,758	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	23.08%	13.55%	10.10%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 56,684,513
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 329,303
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

Holdings [Text Block]

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158772
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class R
Trading Symbol	GFVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$140	1.26%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,290	$9,404	$9,398
8/16	$9,905	$10,619	$10,497
8/17	$11,201	$11,849	$12,193
8/18	$12,136	$13,326	$14,610
8/19	$12,368	$13,409	$14,973
8/20	$13,146	$13,521	$18,342
8/21	$17,620	$18,449	$24,258
8/22	$16,480	$17,299	$21,114
8/23	$18,542	$18,785	$24,365
8/24	$22,703	$22,758	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R (Commenced July 31, 2015)	22.44%	12.90%	9.43%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 56,684,513
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 329,303
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

Holdings [Text Block]

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201811
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class P
Trading Symbol	GGYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,579	$10,472	$10,813
8/19	$10,837	$10,537	$11,082
8/20	$11,600	$10,625	$13,576
8/21	$15,632	$14,497	$17,954
8/22	$14,701	$13,594	$15,627
8/23	$16,637	$14,762	$18,034
8/24	$20,486	$17,884	$22,831

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	23.14%	13.57%	11.90%
Russell 1000® Value Index	21.15%	11.15%	9.54%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 56,684,513
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 329,303
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$56,684,513
# of Portfolio Holdings	31
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$329,303

Holdings [Text Block]

Sector Allocation (%)

Health Care	17.6%
Financials	17.5%
Industrials	13.9%
Information Technology	10.1%
Communication Services	7.0%
Consumer Discretionary	6.6%
Consumer Staples	6.4%
Utilities	6.1%
Energy	6.1%
Other Sectors	8.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025467
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class A
Trading Symbol	GSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,449	$8,929	$9,652	$10,040
8/16	$10,181	$9,621	$10,899	$11,214
8/17	$11,102	$10,491	$12,161	$13,026
8/18	$12,133	$11,466	$13,678	$15,608
8/19	$12,179	$11,509	$13,762	$15,996
8/20	$12,420	$11,737	$13,878	$19,595
8/21	$16,474	$15,568	$18,935	$25,915
8/22	$15,613	$14,754	$17,756	$22,556
8/23	$16,999	$16,064	$19,281	$26,030
8/24	$21,200	$20,034	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.71%	11.71%	7.80%
Class A Including sale charges	17.88%	10.45%	7.19%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 453,400,971
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,824,838
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025469
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class C
Trading Symbol	GSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.76%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,372	$9,278	$9,652	$10,040
8/16	$10,031	$9,931	$10,899	$11,214
8/17	$10,851	$10,743	$12,161	$13,026
8/18	$11,769	$11,652	$13,678	$15,608
8/19	$11,736	$11,619	$13,762	$15,996
8/20	$11,878	$11,760	$13,878	$19,595
8/21	$15,631	$15,475	$18,935	$25,915
8/22	$14,713	$14,566	$17,756	$22,556
8/23	$15,895	$15,736	$19,281	$26,030
8/24	$19,675	$19,478	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.78%	10.87%	7.00%
Class C Including sale charges	22.72%	10.87%	7.00%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 453,400,971
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,824,838
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025465
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Institutional
Trading Symbol	GSLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$948,700	$965,200	$1,004,000
8/16	$1,026,399	$1,089,904	$1,121,368
8/17	$1,122,983	$1,216,115	$1,302,581
8/18	$1,231,350	$1,367,764	$1,560,752
8/19	$1,239,847	$1,376,244	$1,599,615
8/20	$1,267,991	$1,387,805	$1,959,528
8/21	$1,687,443	$1,893,521	$2,591,476
8/22	$1,605,096	$1,775,555	$2,255,621
8/23	$1,752,122	$1,928,075	$2,602,986
8/24	$2,191,555	$2,335,862	$3,295,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	25.08%	12.05%	8.15%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 453,400,971
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,824,838
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025466
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Service
Trading Symbol	GSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,437	$9,652	$10,040
8/16	$10,163	$10,899	$11,214
8/17	$11,057	$12,161	$13,026
8/18	$12,069	$13,678	$15,608
8/19	$12,093	$13,762	$15,996
8/20	$12,311	$13,878	$19,595
8/21	$16,294	$18,935	$25,915
8/22	$15,426	$17,756	$22,556
8/23	$16,762	$19,281	$26,030
8/24	$20,848	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	24.38%	11.49%	7.62%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 453,400,971
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,824,838
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Investor
Trading Symbol	GSVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,471	$9,652	$10,040
8/16	$10,235	$10,899	$11,214
8/17	$11,183	$12,161	$13,026
8/18	$12,258	$13,678	$15,608
8/19	$12,336	$13,762	$15,996
8/20	$12,610	$13,878	$19,595
8/21	$16,761	$18,935	$25,915
8/22	$15,933	$17,756	$22,556
8/23	$17,393	$19,281	$26,030
8/24	$21,731	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	24.94%	11.98%	8.06%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 453,400,971
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,824,838
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159654
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R6
Trading Symbol	GSVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,290	$9,404	$9,398
8/16	$10,055	$10,619	$10,497
8/17	$11,024	$11,849	$12,193
8/18	$12,090	$13,326	$14,610
8/19	$12,178	$13,409	$14,973
8/20	$12,458	$13,521	$18,342
8/21	$16,576	$18,449	$24,258
8/22	$15,770	$17,299	$21,114
8/23	$17,216	$18,785	$24,365
8/24	$21,537	$22,758	$30,847

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	25.10%	12.06%	8.80%
Russell 1000® Value Index	21.15%	11.15%	9.46%
Russell 1000® Index	26.60%	15.53%	13.18%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 453,400,971
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,824,838
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R
Trading Symbol	GSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,423	$9,652	$10,040
8/16	$10,133	$10,899	$11,214
8/17	$11,017	$12,161	$13,026
8/18	$12,014	$13,678	$15,608
8/19	$12,029	$13,762	$15,996
8/20	$12,234	$13,878	$19,595
8/21	$16,188	$18,935	$25,915
8/22	$15,305	$17,756	$22,556
8/23	$16,621	$19,281	$26,030
8/24	$20,673	$23,359	$32,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	24.38%	11.43%	7.53%
Russell 1000® Value Index	21.15%	11.15%	8.85%
Russell 1000® Index	26.60%	15.53%	12.65%

AssetsNet	$ 453,400,971
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,824,838
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201803
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class P
Trading Symbol	GMYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,538	$10,472	$10,813
8/19	$10,616	$10,537	$11,082
8/20	$10,860	$10,625	$13,576
8/21	$14,449	$14,497	$17,954
8/22	$13,739	$13,594	$15,627
8/23	$15,008	$14,762	$18,034
8/24	$18,775	$17,884	$22,831

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	25.10%	12.06%	10.37%
Russell 1000® Value Index	21.15%	11.15%	9.54%
Russell 1000® Index	26.60%	15.53%	13.81%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 453,400,971
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,824,838
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$453,400,971
# of Portfolio Holdings	74
Portfolio Turnover Rate	51%
Total Net Advisory Fees Paid	$2,824,838

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Health Care	17.2%
Industrials	15.4%
Consumer Staples	8.1%
Information Technology	7.4%
Energy	6.5%
Materials	5.8%
Utilities	5.5%
Real Estate	4.8%
Other Sectors	7.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025485
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class A
Trading Symbol	GCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.19%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,579	$9,052	$9,746	$10,036
8/16	$9,867	$9,325	$11,001	$11,184
8/17	$10,821	$10,225	$12,192	$12,980
8/18	$11,976	$11,317	$13,736	$15,609
8/19	$12,382	$11,701	$13,306	$15,813
8/20	$12,331	$11,653	$13,133	$19,204
8/21	$17,729	$16,754	$18,978	$25,549
8/22	$16,938	$16,007	$17,497	$22,156
8/23	$17,780	$16,802	$18,486	$25,426
8/24	$20,863	$19,716	$22,218	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	17.34%	10.99%	7.62%
Class A Including sale charges	10.88%	9.74%	7.02%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,215,637,209
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,619,422
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

Holdings [Text Block]

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025487
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class C
Trading Symbol	GCMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.94%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,509	$9,414	$9,746	$10,036
8/16	$9,719	$9,622	$11,001	$11,184
8/17	$10,580	$10,474	$12,192	$12,980
8/18	$11,623	$11,507	$13,736	$15,609
8/19	$11,923	$11,804	$13,306	$15,813
8/20	$11,787	$11,670	$13,133	$19,204
8/21	$16,821	$16,652	$18,978	$25,549
8/22	$15,946	$15,787	$17,497	$22,156
8/23	$16,622	$16,456	$18,486	$25,426
8/24	$19,348	$19,155	$22,218	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	16.40%	10.16%	6.82%
Class C Including sale charges	15.35%	10.16%	6.82%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,215,637,209
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,619,422
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

Holdings [Text Block]

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025483
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Institutional
Trading Symbol	GSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$961,800	$974,600	$1,003,600
8/16	$994,501	$1,100,128	$1,118,412
8/17	$1,095,145	$1,219,162	$1,298,029
8/18	$1,217,034	$1,373,630	$1,560,880
8/19	$1,263,038	$1,330,636	$1,581,327
8/20	$1,262,659	$1,313,337	$1,920,364
8/21	$1,821,639	$1,897,772	$2,554,852
8/22	$1,746,587	$1,749,746	$2,215,568
8/23	$1,840,728	$1,848,607	$2,542,585
8/24	$2,167,273	$2,221,841	$3,207,217

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	17.74%	11.39%	8.03%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,215,637,209
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,619,422
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

Holdings [Text Block]

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025484
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Service
Trading Symbol	GSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$145	1.34%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,570	$9,746	$10,036
8/16	$9,846	$11,001	$11,184
8/17	$10,787	$12,192	$12,980
8/18	$11,928	$13,736	$15,609
8/19	$12,316	$13,306	$15,813
8/20	$12,252	$13,133	$19,204
8/21	$17,590	$18,978	$25,549
8/22	$16,781	$17,497	$22,156
8/23	$17,596	$18,486	$25,426
8/24	$20,610	$22,218	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	17.13%	10.83%	7.49%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,215,637,209
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,619,422
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

Holdings [Text Block]

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055751
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Investor
Trading Symbol	GCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,604	$9,746	$10,036
8/16	$9,915	$11,001	$11,184
8/17	$10,901	$12,192	$12,980
8/18	$12,098	$13,736	$15,609
8/19	$12,537	$13,306	$15,813
8/20	$12,517	$13,133	$19,204
8/21	$18,038	$18,978	$25,549
8/22	$17,278	$17,497	$22,156
8/23	$18,184	$18,486	$25,426
8/24	$21,386	$22,218	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	17.61%	11.26%	7.89%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,215,637,209
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,619,422
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

Holdings [Text Block]

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159657
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	GCMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell Midcap® Value Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,513	$9,527	$9,396
8/16	$9,838	$10,754	$10,471
8/17	$10,835	$11,918	$12,153
8/18	$12,038	$13,428	$14,613
8/19	$12,494	$13,007	$14,805
8/20	$12,488	$12,838	$17,979
8/21	$18,023	$18,551	$23,919
8/22	$17,286	$17,104	$20,743
8/23	$18,216	$18,071	$23,804
8/24	$21,448	$21,719	$30,027

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	17.74%	11.40%	8.75%
Russell Midcap® Value Index	20.19%	10.78%	8.90%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,215,637,209
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,619,422
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

Holdings [Text Block]

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R
Trading Symbol	GCMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.44%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell Midcap® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,555	$9,746	$10,036
8/16	$9,816	$11,001	$11,184
8/17	$10,739	$12,192	$12,980
8/18	$11,859	$13,736	$15,609
8/19	$12,226	$13,306	$15,813
8/20	$12,147	$13,133	$19,204
8/21	$17,420	$18,978	$25,549
8/22	$16,604	$17,497	$22,156
8/23	$17,388	$18,486	$25,426
8/24	$20,349	$22,218	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	17.03%	10.71%	7.36%
Russell Midcap® Value Index	20.19%	10.78%	8.30%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,215,637,209
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,619,422
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

Holdings [Text Block]

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201806
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class P
Trading Symbol	GMPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell Midcap® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,393	$10,610	$10,833
8/19	$10,788	$10,278	$10,975
8/20	$10,786	$10,144	$13,328
8/21	$15,564	$14,659	$17,731
8/22	$14,927	$13,515	$15,377
8/23	$15,730	$14,279	$17,646
8/24	$18,521	$17,162	$22,259

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	17.74%	11.40%	10.14%
Russell Midcap® Value Index	20.19%	10.78%	8.83%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,215,637,209
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,619,422
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,215,637,209
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid	$8,619,422

Holdings [Text Block]

Sector Allocation (%)

Industrials	17.6%
Financials	17.5%
Utilities	9.9%
Real Estate	9.2%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	8.4%
Information Technology	8.1%
Energy	5.6%
Other Sectors	6.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025503
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class A
Trading Symbol	GSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$137	1.27%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,769	$9,232	$9,505	$10,036
8/16	$10,869	$10,271	$10,817	$11,184
8/17	$12,125	$11,459	$12,274	$12,980
8/18	$14,326	$13,538	$14,735	$15,609
8/19	$12,727	$12,027	$12,541	$15,813
8/20	$11,462	$10,832	$11,771	$19,204
8/21	$17,167	$16,223	$18,773	$25,549
8/22	$15,565	$14,709	$16,862	$22,156
8/23	$15,987	$15,108	$17,228	$25,426
8/24	$18,529	$17,510	$20,544	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	15.90%	7.79%	6.35%
Class A Including sale charges	9.53%	6.58%	5.76%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,212,110,049
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 13,654,682
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

Holdings [Text Block]

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class C
Trading Symbol	GSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	2.02%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,696	$9,599	$9,505	$10,036
8/16	$10,707	$10,600	$10,817	$11,184
8/17	$11,855	$11,737	$12,274	$12,980
8/18	$13,901	$13,762	$14,735	$15,609
8/19	$12,257	$12,134	$12,541	$15,813
8/20	$10,954	$10,844	$11,771	$19,204
8/21	$16,287	$16,124	$18,773	$25,549
8/22	$14,659	$14,512	$16,862	$22,156
8/23	$14,946	$14,796	$17,228	$25,426
8/24	$17,189	$17,017	$20,544	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	15.01%	6.99%	5.56%
Class C Including sale charges	13.93%	6.99%	5.56%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,212,110,049
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 13,654,682
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

Holdings [Text Block]

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025501
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Institutional
Trading Symbol	GSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.02%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$980,800	$950,500	$1,003,600
8/16	$1,095,456	$1,081,669	$1,118,412
8/17	$1,226,910	$1,227,370	$1,298,029
8/18	$1,455,361	$1,473,457	$1,560,880
8/19	$1,298,036	$1,254,060	$1,581,327
8/20	$1,173,035	$1,177,060	$1,920,364
8/21	$1,762,955	$1,877,294	$2,554,852
8/22	$1,603,936	$1,686,185	$2,215,568
8/23	$1,651,413	$1,722,775	$2,542,585
8/24	$1,919,272	$2,054,410	$3,207,217

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	16.22%	8.13%	6.73%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,212,110,049
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 13,654,682
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

Holdings [Text Block]

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025502
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Service
Trading Symbol	GSSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$164	1.52%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,759	$9,505	$10,036
8/16	$10,846	$10,817	$11,184
8/17	$12,087	$12,274	$12,980
8/18	$14,265	$14,735	$15,609
8/19	$12,659	$12,541	$15,813
8/20	$11,384	$11,771	$19,204
8/21	$17,023	$18,773	$25,549
8/22	$15,409	$16,862	$22,156
8/23	$15,788	$17,228	$25,426
8/24	$18,256	$20,544	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	15.63%	7.59%	6.20%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,212,110,049
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 13,654,682
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

Holdings [Text Block]

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Investor
Trading Symbol	GSQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	1.02%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,793	$9,505	$10,036
8/16	$10,922	$10,817	$11,184
8/17	$12,215	$12,274	$12,980
8/18	$14,468	$14,735	$15,609
8/19	$12,885	$12,541	$15,813
8/20	$11,631	$11,771	$19,204
8/21	$17,463	$18,773	$25,549
8/22	$15,879	$16,862	$22,156
8/23	$16,346	$17,228	$25,426
8/24	$18,994	$20,544	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	16.20%	8.06%	6.62%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,212,110,049
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 13,654,682
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

Holdings [Text Block]

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159658
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R6
Trading Symbol	GSSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Value Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,457	$9,509	$9,396
8/16	$10,564	$10,821	$10,471
8/17	$11,835	$12,279	$12,153
8/18	$14,040	$14,741	$14,613
8/19	$12,522	$12,546	$14,805
8/20	$11,320	$11,776	$17,979
8/21	$17,016	$18,781	$23,919
8/22	$15,481	$16,869	$20,743
8/23	$15,944	$17,235	$23,804
8/24	$18,528	$20,553	$30,027

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	16.21%	8.14%	7.01%
Russell 2000® Value Index	19.25%	10.36%	8.24%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,212,110,049
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 13,654,682
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

Holdings [Text Block]

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R
Trading Symbol	GSQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$164	1.52%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2000® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,744	$9,505	$10,036
8/16	$10,815	$10,817	$11,184
8/17	$12,035	$12,274	$12,980
8/18	$14,183	$14,735	$15,609
8/19	$12,570	$12,541	$15,813
8/20	$11,291	$11,771	$19,204
8/21	$16,867	$18,773	$25,549
8/22	$15,260	$16,862	$22,156
8/23	$15,632	$17,228	$25,426
8/24	$18,074	$20,544	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	15.62%	7.52%	6.09%
Russell 2000® Value Index	19.25%	10.36%	7.46%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 1,212,110,049
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 13,654,682
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

Holdings [Text Block]

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201807
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class P
Trading Symbol	GSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,671	$11,092	$10,833
8/19	$9,519	$9,440	$10,975
8/20	$8,607	$8,861	$13,328
8/21	$12,934	$14,132	$17,731
8/22	$11,769	$12,693	$15,377
8/23	$12,118	$12,969	$17,646
8/24	$14,083	$15,465	$22,259

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	16.21%	8.14%	5.51%
Russell 2000® Value Index	19.25%	10.36%	7.07%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,212,110,049
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 13,654,682
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,212,110,049
# of Portfolio Holdings	184
Portfolio Turnover Rate	83%
Total Net Advisory Fees Paid	$13,654,682

Holdings [Text Block]

Sector Allocation (%)

Financials	29.5%
Industrials	14.1%
Consumer Discretionary	11.1%
Real Estate	9.0%
Energy	7.5%
Health Care	7.3%
Information Technology	6.9%
Materials	6.6%
Utilities	4.1%
Other Sectors	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136623
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class A
Trading Symbol	GMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$128	1.18%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,450	$10,000	$10,000
8/15	$9,666	$9,134	$9,523	$10,036
8/16	$10,392	$9,820	$10,741	$11,184
8/17	$11,566	$10,930	$11,935	$12,980
8/18	$13,240	$12,512	$14,016	$15,609
8/19	$12,522	$11,834	$12,618	$15,813
8/20	$12,075	$11,411	$11,992	$19,204
8/21	$18,188	$17,187	$18,290	$25,549
8/22	$16,567	$15,656	$16,764	$22,156
8/23	$17,235	$16,287	$17,727	$25,426
8/24	$20,215	$19,103	$20,942	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	17.29%	10.04%	7.29%
Class A Including sale charges	10.81%	8.80%	6.68%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 155,177,018
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,201,563
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136624
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class C
Trading Symbol	GMVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$209	1.93%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$10,000	$9,900	$10,000	$10,000
8/15	$9,598	$9,502	$9,523	$10,036
8/16	$10,244	$10,142	$10,741	$11,184
8/17	$11,318	$11,204	$11,935	$12,980
8/18	$12,860	$12,731	$14,016	$15,609
8/19	$12,079	$11,959	$12,618	$15,813
8/20	$11,552	$11,436	$11,992	$19,204
8/21	$17,265	$17,092	$18,290	$25,549
8/22	$15,614	$15,458	$16,764	$22,156
8/23	$16,122	$15,961	$17,727	$25,426
8/24	$18,776	$18,588	$20,942	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	16.46%	9.21%	6.50%
Class C Including sale charges	15.46%	9.21%	6.50%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 155,177,018
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,201,563
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136625
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Institutional
Trading Symbol	GSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$1,000,000	$1,000,000	$1,000,000
8/15	$972,100	$952,300	$1,003,600
8/16	$1,049,674	$1,074,099	$1,118,412
8/17	$1,172,590	$1,193,539	$1,298,029
8/18	$1,347,658	$1,401,573	$1,560,880
8/19	$1,280,275	$1,261,836	$1,581,327
8/20	$1,238,410	$1,199,249	$1,920,364
8/21	$1,871,981	$1,828,975	$2,554,852
8/22	$1,711,739	$1,676,438	$2,215,568
8/23	$1,785,858	$1,772,666	$2,542,585
8/24	$2,102,312	$2,094,227	$3,207,217

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	17.72%	10.42%	7.71%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 155,177,018
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,201,563
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136626
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Investor
Trading Symbol	GMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,689	$9,523	$10,036
8/16	$10,449	$10,741	$11,184
8/17	$11,652	$11,935	$12,980
8/18	$13,379	$14,016	$15,609
8/19	$12,685	$12,618	$15,813
8/20	$12,262	$11,992	$19,204
8/21	$18,514	$18,290	$25,549
8/22	$16,907	$16,764	$22,156
8/23	$17,630	$17,727	$25,426
8/24	$20,740	$20,942	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	17.64%	10.32%	7.56%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 155,177,018
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,201,563
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161556
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	GMCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2500® Value Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
8/15	$9,452	$9,514	$9,396
8/16	$10,208	$10,731	$10,471
8/17	$11,413	$11,924	$12,153
8/18	$13,118	$14,002	$14,613
8/19	$12,454	$12,606	$14,805
8/20	$12,058	$11,981	$17,979
8/21	$18,222	$18,272	$23,919
8/22	$16,662	$16,749	$20,743
8/23	$17,397	$17,710	$23,804
8/24	$20,475	$20,922	$30,027

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	17.69%	10.44%	8.20%
Russell 2500® Value Index	18.14%	10.65%	8.45%
Russell 3000® Index	26.14%	15.17%	12.85%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 155,177,018
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,201,563
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136627
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class R
Trading Symbol	GMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$155	1.43%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2500® Value Index	Russell 3000® Index
9/1/14	$10,000	$10,000	$10,000
8/15	$9,645	$9,523	$10,036
8/16	$10,345	$10,741	$11,184
8/17	$11,489	$11,935	$12,980
8/18	$13,121	$14,016	$15,609
8/19	$12,380	$12,618	$15,813
8/20	$11,902	$11,992	$19,204
8/21	$17,873	$18,290	$25,549
8/22	$16,252	$16,764	$22,156
8/23	$16,861	$17,727	$25,426
8/24	$19,723	$20,942	$32,072

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	16.97%	9.75%	7.02%
Russell 2500® Value Index	18.14%	10.65%	7.66%
Russell 3000® Index	26.14%	15.17%	12.35%

AssetsNet	$ 155,177,018
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,201,563
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201810
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class P
Trading Symbol	GSVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2500® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,370	$10,788	$10,833
8/19	$9,846	$9,712	$10,975
8/20	$9,533	$9,231	$13,328
8/21	$14,399	$14,078	$17,731
8/22	$13,174	$12,904	$15,377
8/23	$13,745	$13,644	$17,646
8/24	$16,187	$16,119	$22,259

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	17.76%	10.44%	7.84%
Russell 2500® Value Index	18.14%	10.65%	7.77%
Russell 3000® Index	26.14%	15.17%	13.36%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 155,177,018
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,201,563
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$155,177,018
# of Portfolio Holdings	127
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid	$1,201,563

Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	19.6%
Consumer Discretionary	11.3%
Information Technology	9.6%
Real Estate	9.3%
Health Care	8.7%
Materials	8.2%
Energy	5.2%
Utilities	3.0%
Other Sectors	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs